Credit Risk - Summary of Country Risk Exposure (Parenthetical) (Detail) - GBP (£)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Risk exposures	£ 305,464,000,000	£ 300,286,000,000	£ 346,500,000,000
Eurozone Countries [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1,200,000,000		1,800,000,000
Eurozone Countries [member] | Belgium [Member]
Disclosure of credit risk exposure [line items]
Risk exposures	900,000,000		0
Eurozone Countries [member] | Greece [member]
Disclosure of credit risk exposure [line items]
Risk exposures	£ 0		£ 0